Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories	Inventories are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Finished goods	¥291,023	¥232,584
Work in process	166,076	116,679
Raw materials	19,605	35,514

	¥476,704	¥384,777